Reinsurance	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Reinsurance Disclosures [Abstract]
Reinsurance

5. Reinsurance

The Company reinsures, or cedes, a portion of its written premiums on a per risk and excess of loss basis to non-affiliated insurers in order to limit its loss exposure. Although reinsurance is intended to reduce the Company’s exposure risk, the ceding of insurance does not legally discharge the Company from its primary liability for the full amount of coverage under its policies. If our reinsurers fail to meet their obligations under the applicable reinsurance agreements, the Company would still be required to pay the insured for the loss.

Under the Company’s per-risk treaty, reinsurance recoveries are received for up to $1,750 in excess of a retention of $250 for each loss occurring prior to June 1, 2017. Effective June 1, 2017, the Company amended its per-risk treaty such that recoveries are received for up to $1,600 in excess of a retention of $400 for each loss occurring on June 1, 2017 or thereafter. The Company has ceded $405 and $438 in written premiums under its per-risk treaties for the nine months ended September 30, 2017 and 2016, respectively.

The Company’s excess of loss treaties are based upon a treaty year beginning on June 1st of each year and expiring on May 31st of the following year. Thus, the financial statements for the nine month periods ended September 30, 2017 and 2016 contain premiums ceded under three separate excess of loss treaties. Under the Company’s 2015/2016 excess of loss treaty which expired on May 31, 2016, for each catastrophic event occurring within a 144-hour period, the Company receives reinsurance recoveries of up to $121,000 in excess of a retention of $4,000 per event. The Company had also procured a “top, drop and aggregate” layer of reinsurance protection that may be used for any event above $125,000, up to a maximum recovery of $15,000. This $15,000 second layer of coverage applied in total to all events occurring during the treaty year of June 1, 2015 through May 31, 2016.

For both the treaty years beginning June 1, 2016 and June 1, 2017, the Company’s excess of loss treaties cover losses of up to $170,000 in excess of a $5,000 retention per event. For any event above $175,000, the Company again purchased top, drop and aggregate coverage, with an additional limit of $25,000. The $25,000 aggregate coverage applies in total to all events occurring during each of the treaty years.

The Company has ceded $16,021 and $14,976 in written premiums under its excess of loss treaties for the nine months ended September 30, 2017 and 2016, respectively.

In June 2015, we began writing business through a quota-share agreement with Brotherhood Mutual Insurance Company (“Brotherhood”). Through this agreement, we act as a reinsurer, and have assumed wind/hail only exposures on certain churches and related structures that Brotherhood insures throughout the State of Texas. Our quota-share percentage varies from 25%-100% of the wind/hail premium written by Brotherhood, dependent upon the geographic location (coastal areas versus non-coastal areas) within the State of Texas. For the nine months ended September 30, 2017, we have written $1,427 in assumed premiums through our agreement with Brotherhood, compared to $1,367 in assumed premiums for the same period in 2016.

On December 1, 2016, we participated TWIA’s inaugural depopulation program whereby Maison assumed personal lines policies for wind and hail only exposures along the Gulf Coast area of Texas. The depopulation program was structured such that Maison reinsures TWIA under a 100% quota share agreement. For the nine months ended September 30, 2017, we have written $1,401 in assumed premiums through the TWIA quota share agreement.

The impact of reinsurance treaties on the Company’s financial statements is as follows:

(unaudited)	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016
Premium written:
Direct	$16,533	$13,457	$45,989	$38,117
Assumed	630	509	2,828	1,367
Ceded	(6,051)	(5,973)	(16,426)	(15,414)
Net premium written	$11,112	$7,993	$32,391	$24,070

Premium earned:
Direct	$14,056	$12,037	$40,015	$34,455
Assumed	851	509	2,454	1,367
Ceded	(6,275)	(5,410)	(17,437)	(12,953)
Net premium earned	$8,632	$7,136	$25,032	$22,869

Losses and LAE incurred:
Direct	$20,451	$12,529	$31,297	$25,985
Assumed	5,734	562	8,937	2,340
Ceded	(18,390)	(6,648)	(26,425)	(13,408)
Net losses and LAE incurred	$7,795	$6,443	$13,809	$14,917

5. Reinsurance

The Company reinsures, or cedes, a portion of its written premiums on a per-risk and an excess of loss basis to non-affiliated insurers in order to limit its loss exposure. Although reinsurance is intended to reduce the Company’s exposure risk, the ceding of insurance does not legally discharge the Company from its primary liability for the full amount of coverage under its policies. If our reinsurers fail to meet their obligations under the applicable reinsurance agreements, the Company would still be required to pay the insured for the loss.

Under the Company’s per-risk treaties, reinsurance recoveries are received for up to $1,750 in excess of a retention of $250 for each risk. The Company ceded $569 and $342 in written premiums under its per-risk treaties for the years ended December 31, 2016 and 2015 respectively.

The Company’s excess of loss treaties are based upon a treaty year beginning on June 1st of each year and expiring on May 31st of the following year. Thus, the financial statements for the years ending December 31, 2016 and 2015 contain premiums ceded under three separate excess of loss treaties. Under the Company’s 2015/2016 excess of loss treaty which expired on May 31, 2016, for each catastrophic event occurring within a 144-hour period, the Company receives reinsurance recoveries of up to $121,000 in excess of a retention of $4,000 per event. The Company had also procured another layer of reinsurance protection that may be used for any event above $125,000, up to a maximum recovery of $15,000. This $15,000 second layer of coverage applied in total to all events occurring during the treaty year of June 1, 2015 through May 31, 2016. Thus, the aggregate loss which the Company retained for the two catastrophes which occurred during the 2015/2016 treaty year was $5,000.

On June 1, 2016 the Company entered into a new excess of loss treaties whereby for each catastrophic event occurring within a 144-hour period, the Company receives reinsurance recoveries of up to $170,000 in excess of a $5,000 retention per event. For any event above $175,000, the Company purchased aggregate coverage, with an additional limit of $25,000 and subject to a franchise deductible of $125 for each 144-hour occurrence. The $25,000 aggregate coverage applies in total to all events occurring during the June 1, 2016 to May 31, 2017 treaty year. The aggregate loss the Company could retain for two catastrophes occurring during the treaty year is $7,000.

The Company ceded $19,972 and $13,080 in written premiums under its excess of loss treaties for the years ended December 31, 2016 and 2015, respectively.

In June 2015, we began writing business through a quota-share agreement with Brotherhood Mutual Insurance Company (“Brotherhood”). Through this agreement, we act as a reinsurer, and have assumed wind/hail only exposures on certain churches and related structures Brotherhood insures throughout the State of Texas. Our quota-share percentage varies from 35%-100% of wind/hail premium written by Brotherhood, dependent upon the geographic location (coastal versus non-coastal) within the State of Texas. As of December 31, 2016, we have written $1,150 in assumed premiums on 522 policies through the Brotherhood agreement.

On December 1, 2016 we participated TWIA’s inaugural depopulation program whereby Maison assumed policies for wind and hail only exposures along the Gulf Coast area of Texas. The depopulation program was structured such that Maison reinsures TWIA under a 100% quota share agreement. As of December 31, 2016, we have written $186 in assumed premiums on approximately 1,300 policies through the TWIA quota share agreement.

The impact of reinsurance treaties on the Company’s financial statements is as follows:

	Year Ended December 31,
	2016	2015
Premium written:
Direct	$49,991	$42,677
Assumed	1,336	1,174
Ceded	(20,541)	(13,422)
Net premium written	$30,786	$30,429

Premium earned:
Direct	$46,851	$37,699
Assumed	2,096	413
Ceded	(18,499)	(12,178)
Net premium earned	$30,448	$25,934

Losses and LAE incurred:
Direct	$28,372	$10,316
Assumed	3,414	90
Ceded	(15,414)	(467)
Net losses and LAE incurred	$16,372	$9,939